Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Depreciable Rates of Property and Equipment	Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:
	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

Schedule of Major Customer Data as a Percentage of Total Revenues	Major customer data as a percentage of total revenues:
	Year ended December 31,
	2023	2022	2021

Cipher Pharmaceuticals (Canada)	11%	11%	12%
Chong Kun Dang Pharmaceuticals Corp. (South Korea)	25%	25%	24%
Gebro Holding GmbH (Austria)	18%	18%	23%
Ewopharma AG (Switzerland)	46%	46%	41%

Total	100%	100%	100%

Schedule of Antidilutive Shares	All outstanding share options and warrants for the years ended December 31, 2023, 2022 and 2021 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented. The potential shares of ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:
	Year ended December 31,
	2023	2022	2021

Options	82,477,000	27,002,200	18,422,700
Warrants	1,852,010,606	375,197,640	377,947,640

Total	1,934,487,606	402,199,840	396,370,340